Document and Entity Information	Jan. 31, 2020
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001723128
Document Type	8-K/A
Document Period End Date	Jan. 31, 2020
Entity Registrant Name	AMNEAL PHARMACEUTICALS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38485
Entity Tax Identification Number	32-0546926
Entity Address, Address Line One	400 Crossing Boulevard
Entity Address, City or Town	Bridgewater
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08807
City Area Code	908
Local Phone Number	947-3120
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.01 per share
Trading Symbol	AMRX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On February 4, 2020, Amneal Pharmaceuticals, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Initial Filing”) disclosing that it had completed the previously announced transactions contemplated by the Equity Purchase Agreement (the “Purchase Agreement”), dated December 10, 2019, by and among the Jerry Brian Shirley Business Trust, the Darren Thomas Shirley Business Trust, the Steve Shirley Business Trust, the Jerry Shirley Business Trust, Troy Mizell, Darrell Calvert, AvKARE, Inc., Dixon-Shane, LLC d/b/a R&S Northeast LLC (“R&S Northeast” and together with AvKARE, Inc. the “Target”) and Rondo Acquisition LLC, a wholly-owned subsidiary of the Company (“Rondo”). Pursuant to the Purchase Agreement, Rondo acquired approximately 65% of the Target, for approximately $254 million in cash and the issuance of approximately $44.2 million in long-term and $1 million in short term promissory notes to the Target’s shareholders (collectively, the “Transactions”). The Transactions closed on January 31, 2020. This Amendment No. 1 on Form 8-K/A amends the Initial Filing to include the required historical financial statements of the Target and the pro forma financial information required by Items 9.01(a) and 9.01(b) of Form 8-K as well as the related auditor consents, and should be read in conjunction with the Initial Filing. The pro forma financial information included as Exhibit 99.3 to this Current Report on Form 8-K/A has been presented for informational purposes only, as required by Form 8-K, and does not purport to represent the actual results of operations that the Company and the Target would have achieved had the companies been combined at and during the period presented in the pro forma financial information, and is not intended to project the future results of operations that the combined company may achieve following the Transactions. Except as described above, all other information in the Initial Filing remains unchanged.